Assets Retirement Obligations and Accrued Environmental Costs (Narrative) (Details)		1 Months Ended	12 Months Ended
		Apr. 30, 2015 bbl	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)
Site Contingency [Line Items]
Current asset retirement obligations			$ 0		$ 0
Costs associated with cleanup and remediation	[1]		800,000	$ (1,100,000)
Total environmental accrual recorded			1,600,000
Loss from Catastrophes [Member]
Site Contingency [Line Items]
Self-insured retention			5,000,000
Uninsured Risk [Member]
Site Contingency [Line Items]
Self-insured retention			5,000,000
Pipeline Hartford Terminal To A Dock On The Mississippi River [Member]
Site Contingency [Line Items]
Diesel fuel release, in barrels | bbl		800
Pipeline Hartford Terminal To A Dock On The Mississippi River [Member] | Diesel Fuel Release [Member]
Site Contingency [Line Items]
Costs associated with cleanup and remediation			$ 5,000,000

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.